Short-term Investments (Details Narrative) $ in Thousands	12 Months Ended
	Apr. 30, 2023 CAD ($)	Apr. 30, 2023 USD ($)	Apr. 30, 2022 CAD ($)	Apr. 30, 2022 USD ($)
Statement Line Items [Line Items]
Fair value gain loss recognized on short term investments	$ 108,000		$ 16,242,000
Deferred tax liabilities	15,000		2,192,000
Yellow Cake [Member]
Statement Line Items [Line Items]
Fair value of investment	32,091,000		44,912,000
Queens Road Capital Investment Ltd [Member]
Statement Line Items [Line Items]
Fair value of investment	6,249,000		6,875,000
Yellow Cake and all of its shares in Sprott Physical Uranium Trust [Member]
Statement Line Items [Line Items]
Gain realized on sale of common stock	7,082,000		0
Proceeds from short term investments	16,551,000
Accumulated deficit, net of tax	$ 951,000		$ 0
United States of America, Dollars | Yellow Cake [Member]
Statement Line Items [Line Items]
Option to acquire inventory		$ 2,500		$ 10,000
Maximum aggregate amount of options to aquire inventory		$ 21,250